Accounting Policies (Details) - Schedule of Estimated Useful Life of Intangible Assets	12 Months Ended
Dec. 31, 2022
Customer relationships [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Life of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	1 year
Brand [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Life of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	1 year
Minimum [Member] | Domain names [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Life of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	1 year
Minimum [Member] | Development costs and software [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Life of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	3 years
Maximum [Member] | Domain names [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Life of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Maximum [Member] | Development costs and software [Member]
Accounting Policies (Details) - Schedule of Estimated Useful Life of Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years